Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt

Note 5    Long-Term Debt

On June 11, 2014, the Company entered into a Loan and Security Agreement pursuant to which the lender agreed to make available to the Company $10,000 in two separate $5,000 loans under secured promissory notes. The initial note was made on June 11, 2014 in an aggregate principal amount equal to $5,000 (the “Initial Promissory Note”) and is repayable in equal monthly installments of principal and interest over 27 months beginning on July 1, 2015. Prior to July 1, 2015, the Company is required to make interest only payments. The Initial Promissory Note bears interest at a rate equal to the greater of (a) 11.25% or (b) 11.25% plus the Wall Street Journal Prime Rate, less 3.25%, and includes an additional interest payment of $125 due no later than October 1, 2017, which is accreted over the term of the loan.

On December 31, 2014, the Company borrowed the additional $5,000 (the “Second Promissory Note”) under the Loan and Security Agreement. The Second Promissory note is also repayable in equal monthly installments of principal and interest over 27 months beginning on July 1, 2015. Prior to July 1, 2015, the Company is required to make interest only payments. The Second Promissory Note bears interest at a rate equal to the greater of (a) 9.95% or (b) 9.95% plus the Wall Street Journal Prime Rate, less 3.25%, and also includes an additional interest payment of $125 due no later than October 1, 2017, which is accreted over the term of the loan. The notes are secured by substantially all the assets of the Company.

In connection with the Initial Promissory Note, the Company issued the lender warrants to purchase 177,514 shares of the Company’s common stock at an exercise price of $1.41 per share. The fair value of the warrant issued to the lender was determined to be $230 at the date of issuance, and was recorded as a discount on the debt. Additionally, in connection with the Second Promissory Note, the Company issued the lender warrants to purchase 177,514 shares of the Company’s common stock at an exercise price of $1.41 per share. The fair value of the warrant issued to the lender was determined to be $619 at the date of issuance, and was recorded as a discount on the debt. The Company amortizes the debt discount to interest expense over the term of the debt using the effective interest method.

The Loan and Security Agreement also contains covenants which include certain restrictions with respect to subsequent indebtedness, liens, loans and investments, asset sales and share repurchases and other restricted payments, subject to certain exceptions. The Loan and Security Agreement also contains financial reporting obligations. An event of default under the Loan and Security Agreement includes, but is not limited to, breach of covenants, insolvency, and occurrence of any default under any agreement or obligation of the Company.

8.	Long-Term Debt

On June 11, 2014, the Company entered into a Loan and Security Agreement pursuant to which the lender agreed to make available to the Company $10,000 in two separate $5,000 loans under secured promissory notes. The initial note was made on June 11, 2014 in an aggregate principal amount equal to $5,000 (the “Initial Promissory Note”) and is repayable in equal monthly installments of principal and interest over 27 months beginning on July 1, 2015. Prior to July 1, 2015, the Company is required to make interest only payments. The Initial Promissory Note bears interest at a rate equal to the greater of (a) 11.25% or (b) 11.25% plus the Wall Street Journal Prime Rate, less 3.25%, and includes an additional interest payment of $125,000 due no later than October 1, 2017, which is accreted over the term of the loan.

On December 31, 2014, the Company borrowed the additional $5,000 (the “Second Promissory Note”) under the Loan and Security Agreement. The Second Promissory note is also repayable in equal monthly installments of principal and interest over 27 months beginning on July 1, 2015. Prior to July 1, 2015, the Company is required to make interest only payments. The Second Promissory Note bears interest at a rate equal to the greater of (a) 9.95% or (b) 9.95% plus the Wall Street Journal Prime Rate, less 3.25%, and also includes an additional interest payment of $125,000 due no later than October 1, 2017, which is accreted over the term of the loan. The notes are secured by substantially all the assets of the Company.

In connection with the Initial Promissory Note, the Company issued the lender warrants to purchase 177,514 shares of the Company’s common stock at an exercise price of $1.41 per share. The fair value of the warrant issued to the lender was determined to be $230 at the date of issuance, and was recorded as a discount on the debt. Additionally, in connection with the Second Promissory Note, the Company issued the lender warrants to purchase 177,514 shares of the Company’s common stock at an exercise price of $1.41 per share. The fair value of the warrant issued to the lender was determined to be $619 at the date of issuance, and was recorded as a discount on the debt. The Company amortizes the debt discount to interest expense over the term of the debt using the effective interest method.

The Company estimated the fair value of these warrants using the Black-Scholes Model based on the estimated market value of the underlying common stock at the valuation measurement date, the remaining contractual term of the warrant, risk-free interest rates, expected dividends and expected volatility of the price of the underlying common stock. The Company used the following assumptions for the valuation of its warrants issued on the following dates:

	June 11, 2014	December 31, 2014
Risk-free interest rate	2.5%	2.17%
Dividend yield	0.0%	0.0%
Expected volatility	50.0%	50.0%
Expected term (years)	10.00	9.44

The Loan and Security Agreement also contains covenants which include certain restrictions with respect to subsequent indebtedness, liens, loans and investments, asset sales and share repurchases and other restricted payments, subject to certain exceptions. The Loan and Security Agreement also contains financial reporting obligations. An event of default under the Loan and Security Agreement includes, but is not limited to, breach of covenants, insolvency, and occurrence of any default under any agreement or obligation of the Company.

Borrowings outstanding, net of unamortized discount of $889, amounted to $9,111 at December 31, 2014. Future principal payments under the borrowing arrangement as of December 31, 2014 are as follows:

Year ending December 31:
2015	$2,022
2016	4,378
2017	3,600

$10,000